U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.  Name and address of issuer:

                      Leahi Investment Trust
    Ward Plaza, 210 Ward Avenue, Suite 129, Honolulu, Hawaii 96814

2.  Name of each series or class of funds for which this notice is filed:

                      Leahi Tax-Free Income Trust

3.  Investment Company Act File Number:  811-5321

    Securities Act File Number:  33-17022

4.  Last day of fiscal year for which this notice is filed:  September 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: __
                  \_\

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9. Number and aggregate sale price of securities sold during the fiscal year:

    Number - 453,555      Aggregate Sale Price - $6,240,969

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number - 453,555      Aggregate Sale Price - $6,240,969





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11. Number and aggregate sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):

                                                       $6,240,969

    (ii)    Aggregate  price of shares issued in connection  with
            dividend   reinvestment   plans  (from  Item  11,  if
            applicable):

                                                        +-------------------

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable:
                                                        -$5,780,506

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                        +

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if applicable):

                                                          $460,463


    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                         x 1/3300


    (viii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                          $139.53



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13.  Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                           /X/


      Date of mailing or wire transfer of Filing fees to the Commissions lockbox depository:



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

by (Signature and Title)                             /s/ Dianne Qualtrough
                                                         President

Date:  November 1, 1996





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